Net debt - Schedule of balance sheet allocation of derivative balances (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 1,052	£ 587
Derivative financial liabilities	(1,726)	(1,013)
Financing derivatives	(674)	(426)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	664	298
Derivative financial liabilities	(1,519)	(991)
Financing derivatives	(855)	(693)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	388	289
Derivative financial liabilities	(57)	(22)
Financing derivatives	331	267
FAA derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	(150)	0
Financing derivatives	£ (150)	£ 0